Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Lease expiring term		August 31, 2025
Proceeds received		$ 4,455,852
Repayment of company		1,713,521	$ 378,524
Outstanding liability		$ 2,363,807	$ 4,077,328
Original equipment cost		45.00%
Percentage of partial purchase		20.00%
Purchase cost		$ 2,300,000
Minimum [Member]
Commitments and Contingencies [Line Items]
leases cost		9,862
Maximum [Member]
Commitments and Contingencies [Line Items]
leases cost		$ 18,358
Forecast [Member]
Commitments and Contingencies [Line Items]
Monthly payment	$ 189,262
Security deposit	$ 378,524